Note 9 - Segmented Information	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
9.	SEGMENTED INFORMATION

The Company primarily operates in one reportable operating segment, being the acquisition and exploration of exploration and evaluation assets. Geographic information is as follows:

	June 30, 2024	March 31, 2024

Exploration and evaluation assets:
Canada	$13,975,934	$13,336,387
United States	1,766,278	1,758,026

	$15,742,212	$15,094,413